Shareholders' equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' equity

Note 14: —Shareholders’ equity

a.In June 2019 the Company closed an IPO whereby 6,052,631 ordinary shares were sold by the Company to the public (inclusive of 789,473 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $113,332 net of underwriting discounts and other offering costs.

b.On June 2, 2020 the Company closed a follow on offering whereby 2,300,000 ordinary shares were sold by the Company to the public, (inclusive of 300,000 ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters). The aggregate net proceeds received by the Company from the offering were $129,853 net of underwriting discounts and other offering costs.

c.The number of authorized shares as of December 31, 2021 and 2020 was 75,000,000.

d.Holders of ordinary shares are entitled to one vote per share and dividends whenever funds are legally available and when, as, and if declared by the Company’s board of directors.

e.During the second quarter of 2019, the Company’s board of directors and the Company’s shareholders approved a 1-for 6.69 reverse share split of the Company’s ordinary shares and protected ordinary shares. As a result of the reverse share split, (i) every 6.69 authorized, issued and outstanding ordinary share or protected ordinary share was decreased to one share of authorized, issued and outstanding ordinary share or protected ordinary share, (ii) the number of ordinary shares into which each outstanding warrant or option to purchase an ordinary share is exercisable was proportionally decreased on a 1-for 6.69 basis, and (iii) all share prices and exercise prices were proportionally increased. All ordinary shares and protected ordinary shares, share options, warrants, exercise prices, per share data and loss per share amounts have been adjusted retroactively for all periods presented in these financial statements to reflect the 1-for 6.69 reverse share split.

f.Immediately prior to the closing of the IPO 18,654,270 protected ordinary shares were exchanged for ordinary shares upon the adoption of the Company’s amended and restated articles of association.

g.Share options and RSUs:

In 2011, the board of directors adopted the 2011 share option plan for employees, officers, directors and consultants (the “2011 Plan”). Each share option granted under the 2011 Plan expires no later than ten years from the date of grant. The vesting period of the share options is generally four years. As of December 31, 2019, the Company is no longer granting any awards under the 2011 Plan.

In 2019, the board of directors adopted the 2019 share incentive plan (the “2019 Plan”) for employees, officers, directors and consultants. The 2019 Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, restricted shares, RSUs and other share-based awards.

Each share option granted under the 2019 Plan expires no later than seven years from the date of grant. The vesting period of the share options is generally four years.

As of December 31, 2021 the total of ordinary shares available for future grants under the 2019 Plan was 2,589,023.

The following table summarizes the status of the share options as of and for the year ended December 31, 2021:

	December 31, 2021
	Number of share options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)
Outstanding at the beginning of the year	3,223,443	17.22	7.20
Granted	388,886	239.26
Exercised	(651,771)	12.36
Forfeited	(51,960)	25.52
Outstanding at the end of the year	2,908,598	47.85	6.04
Exercisable at the end of the year	1,694,321	20.25	5.83

The weighted-average grant-date fair value of share options granted was $130.95 , $27.85 and $11.99 per share for the years ended December 31, 2021, 2020 and 2019, respectively.

The fair value of these share options was estimated on the grant date based on the following weighted average assumptions for:

	Year ended December 31,
	2021	2020	2019
Volatility	50.0% – 55%	46% – 50%	50%
Expected term in years	3.67 – 4.61	4.42 – 4.56	5.0 – 6.11
Risk-free interest rate	0.43% –1.11%	0.2% – 1.41%	1.52% – 2.59%
Estimated fair value of underlying ordinary shares	170.35 -323.10	27.90 – 158.89	12.8 – 22.64
Dividend yield	0%	0%	0%

The share options outstanding under the 2011 plan as of December 31, 2021 have been separated into exercise price groups as follows:

	Outstanding		Exercisable
Exercise price	Number of share options	Weighted average remaining contractual life (in years)	Number of share options	Weighted average remaining contractual life (years)
$0.00-$1.87	326,020	4.80	288,650	4.52
$2.00-$4.75	187,917	4.99	187,917	4.99
$5.55-$8.70	315,302	6.51	278,633	6.50
$10.84	57,120	6.42	38,611	6.36
$12.78	775,979	6.89	409,426	6.75
$18.46-$23.08	224,445	7.07	152,708	7.05
$24.79	221,873	4.60	138,045	4.60
$25.82-$27.90	198,358	5.13	86,398	5.13
$80.29-$217.49	225,695	5.64	68,443	5.56
$236.62-$323.10	375,889	5.39	45,490	6.25
Total	2,908,598	6.04	1,694,321	5.83
Aggregate intrinsic value	$191,531		$158,328

Intrinsic value represents the potential amount receivable by the option holders had all option holders exercised their share options as of such date.

The aggregate intrinsic value of the exercised share options was $142,419, $128,463 and $$2,715 for the years ended December 31, 2021, 2020 and 2019, respectively.

The grant-date fair value of vested share options was $25,536, $12,620 and $5,768 for the years ended December 31, 2021, 2020 and 2019, respectively.

The following table summarizes the status of RSUs as of and for:

	December 31, 2021
	Number of RSUs	Weighted-average grant date fair value
Outstanding at the beginning of the year	638,160	78.89
Granted	457,645	262.83
Vested	(237,298)	114.67
Forfeited	(80,347)	147.07
Outstanding at the end of the year	778,160	169.07

h.Employee Share Purchase Plan:

On August 2020, the Company adopted the 2020 Employee Share Purchase Plan (the “ESPP”). As of December 31, 2020, a total of 410,000 shares were reserved for issuance under the ESPP. In addition, on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2030, the number of shares available for issuance under the ESPP will be increased by the lesser of 1% of the shares outstanding on the final day of the immediately preceding calendar year, as determined on a fully diluted basis, and such smaller number of shares as determined by the Company’s board of directors. According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date. As of December 31, 2021, 29,059 ordinary shares had been purchased under the ESPP. The ESPP is compensatory and, as such, results in recognition of compensation cost.

The fair value of ESPP was estimated on the grant date based on the following weighted average assumptions for:

	Year ended December 31,
	2021	2020	2019
Volatility	86.0-86.4%	61.9%	-
Expected term in years	0.5	0.5	-
Risk-free interest rate	0.03-0.08%	0.09%	-
Estimated fair value of underlying ordinary shares	131.88-206.07	196.89	-
Dividend yield	0%	0%	-

Share-based compensation costs are recorded in the consolidated statements of operations were as follows:

	Year ended December 31,
	2021	2020	2019
Cost of revenue	$1,436	$384	$142
Research and development	20,008	5,842	3,197
Sales and marketing	14,106	3,084	1,853
General and administrative	19,857	6,505	3,707
	$55,407	$15,815	$8,899

The total unrecognized share-based compensation cost as of December 31, 2021 was $176,309, which will be recognized over a weighted-average period of 3.06 years.